COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	May 31, 2014	Jan. 07, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 15, 2014
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Lessee Leasing Arrangements, Operating Leases, Renewal Term	1 year
Operating Leases, Rent Expense, Minimum Rentals	$ 6,530
Number of Directors						8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			215,000	3,478,498	1,692,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				5,990,190
Loss Contingency, Damages Sought		Mr. Drachman alleges, among other things, that (i) the Company misled him with respect to the status of our technology and required him to perform capital raising duties that had not been previously agreed upon, (ii) he resigned from his positions with us for good reason, as such term was defined in his employment agreement with the Company, and (iii) he, in his individual capacity, has full rights to the ownership and control of a patent application describing a combined ablation and recording unit directed at the use of electrocardiography sensing for control of radiofrequency renal denervation that we filed with the U.S. Patent and Trademark Office during the time Mr. Drachman served in his positions with the Company.
Loss Contingency, Settlement Agreement, Terms				Company settled the above claim for $100,000 with payments over six months
Litigation Settlement, Amount				100,000
Settlement Liabilities, Current			40,000	66,667	100,000
Options Vesting in Eleven Equal Installments [Member] | Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						The option will vest as follows (i) 542,473 shares of common stock will vest in eleven equal installments of 45,206 shares of common stock and one final installment of 45,207 shares of common stock on a quarterly basis with the first installment vesting on the Effective Date and subsequent installments vesting every three months thereafter; (ii) 180,824 shares of common stock will vest immediately upon completion of a Qualified Financing; (iii) 180,824 shares of common stock will vest upon the listing of the Company’s common stock on a recognized U.S. national securities exchange (i.e., NYSE, MKT LLC, The Nasdaq Stock Market LLC or the New York Stock Exchange); (iv) 180,824 shares of common stock will vest upon the 510(k) clearance or any other type of clearance deemed necessary by the U.S. Food and Drug Administration of the Company’s PURE (Precise Uninterrupted Real-time evaluations of Electrograms) EP technology platform; and (v) 180,824 shares of common stock will vest upon the Company achieving a market capitalization of $150,000,000 and maintaining such market capitalization for at least 90 consecutive calendar days.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						45,206
Final Installment of Vested Options [Member] | Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						45,207
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						542,473
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Three [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Four [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Five [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member] | Annual Salary [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment						275,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Qualified Financing Amount						3,500,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment						325,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment						30,000
Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description						(i) a one-time payment equal to the difference between the amount he would have earned if his base salary was $325,000 and the amount he actually earned at his base salary of $275,000 for the time period from the Effective Date until the closing of such Qualified Financing and (ii) a one-time cash bonus of $30,000. If the Company does not complete a Qualified Financing within six months after the Effective Date, Mr. Cash’s annual base salary will nonetheless increase to $325,000 and he will receive the same one-time payment unless the Company reasonably determines that the failure to complete such Qualified Financing was within the reasonable control of Mr. Cash. Mr. Cash is also eligible to receive an annual bonus equal to at least 50% of the sum of his base salary and one-time payment, based on the achievement of reasonable performance criteria to be determined by the Board in consultation with Mr. Cash within 90 days of the Effective Date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price						2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period						3 years
Severance Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought, Value				$ 6